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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ]    is a restatement.
                                       [   ]adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:    Lepercq, de Neuflize & Co. Inc.
Address: 1675 Broadway
         New York, New York  10019


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hartnedy
Title:   Treasurer
Phone:   (212) 698-0700

Signature, Place, and Date of Signing:

         /s/ Peter Hartnedy      New York, New York    5/15/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     46

Form 13F Information Table Value Total:     $200,419
                                              [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                 LEPERCQ, DE NEUFLIZE & CO. INC.
                                                   FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4  COLUMN 5      COLUMN 6       COLUMN 7       COLUMN 8
   ---------       --------      --------   --------  --------      ---------      --------       --------
                                                              INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)
                                          FAIR MARKET                      SHARED
                                  CUSIP      VALUE    SHRS OR  SOLE SHARED OTHER    OTHER   SOLE    SHARED     NONE
NAME OF ISSUER    TITLE OF CLASS  NUMBER    (X$1000)  PRN AMT  (A)   (B)   (C)      MGR.     (A)      (B)       (C)
--------------    -------------   ------  ----------- -------  ---  -----  ----     ------  ------  -------   ------

AT&T                    COM      001957109      1112     19775  SH          Sole                                  19775
About.Com               COM      003736105      4054     46000  SH          Sole                                  46000
Apple Computer          COM      037833100      2988     22000  SH          Sole                                  22000
Atmel                   COM      049513104      3802     73650  SH          Sole                                  73650
Bank of New York        COM      064057102      1471     35400  SH          Sole                                  35400
Bausch & Lomb           COM      071707103      1725     33050  SH          Sole                                  33050
Broadcom                COM      111320107      1926      7930  SH          Sole                                   7930
CBS                     COM      12490K107      8361    147650  SH          Sole                                 147650
CMGI                    COM      125750109     11405    100650  SH          Sole                                 100650
Chase Manhattan         COM      16161A108       881     10100  SH          Sole                                  10100
Cisco Systems           COM      17275R102      1971     25500  SH          Sole                                  25500
Commerce One            COM      200693109       991      6640  SH          Sole                                   6640
Comverse Technology     COM      205862402      2036     10775  SH          Sole                                  10775
Dell Computer           COM      247025109      2422     44900  SH          Sole                                  44900
Digital Microwave       COM      253859102      1472     43450  SH          Sole                                  43450
DoubleClick             COM      258609304      1696     18110  SH          Sole                                  18110
Exodus Communications   COM      302088109     32905    234200  SH          Sole                                 234200
Global Crossing         COM      G3921A100     13030    318277  SH          Sole                                 318277
Great Lakes Chemical    COM      390568103       908     26700  SH          Sole                                  26700
Imclone Systems         COM      45245W109       655      8525  SH          Sole                                   8525
Immunex                 COM      452528102      3612     56945  SH          Sole                                  56945
Incyte Pharmaceuticals  COM      45337C102      2067     23755  SH          Sole                                  23755
Intel                   COM      458140100      2589     19625  SH          Sole                                  19625
Johnson & Johnson       COM      478160104      2182     31150  SH          Sole                                  31150
Keynote Systems         COM      493308100       738      7215  SH          Sole                                   7215
Lattice Semiconductor   COM      518415104      7033    103900  SH          Sole                                 103900
Lifeminders.com         COM      53219H108       456      6725  SH          Sole                                   6725
Loral Space &
  Communications        COM      G56462107      3273    321300  SH          Sole                                 321300
Microsoft               COM      594918104       563      5300  SH          Sole                                   5300
Millenium
  Pharmaceuticals       COM      599902103      2370     18250  SH          Sole                                  18250
Motorola                COM      620076109      2783     19550  SH          Sole                                  19550
Network Solutions       COM      64121Q102       530      3450  SH          Sole                                   3450
Novell                  COM      670006105      9045    316000  SH          Sole                                 316000
Ocean Energy            COM      67481E106      9377    652300  SH          Sole                                 652300
Pharmacia & Upjohn      COM      716941109      2820     47600  SH          Sole                                  47600


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

Phone.com               COM      71920Q100      1138      6975  SH          Sole                                   6975
Priceline.com           COM      741503106      1517     19575  SH          Sole                                  19575
Qwest Communications
  Internati             COM      749121109      7372    152000  SH          Sole                                 152000
Schlumberger ($)        COM      806857108      4207     55000  SH          Sole                                  55000
Sirius Satellite Radio  COM      82966U103      5124     89900  SH          Sole                                  89900
Starmedia Network       COM      855546107      3571    118800  SH          Sole                                 118800
Sun Microsystems        COM      866810104     13643    145600  SH          Sole                                 145600
Walt Disney             COM      254687106      2920     70578  SH          Sole                                  70578
Weyerhaeuser            COM      962166104       432      7574  SH          Sole                                   7574
Yahoo                   COM      984332106      9205     53710  SH          Sole                                  53710
eBay                    COM      278642103      6038     34305  SH          Sole                                  34305

                                              200419

[Repeat as necessary]




































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